Provision for Income Taxes (Narrative) (Q2) (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Deferred Income tax expense	$ (422,335)	$ 1,506,362	$ 1,098,481
Deferred tax liability			$ 1,506,362